Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 160,849	$ 96,632
Trade and other receivables	229	379
Derivative assets (note 13)	2,518
Value added taxes recoverable (note 9)	8,482	15,571
Inventory (note 8)	29,212	29,451
Prepaid expenses	3,329	3,142
Total current assets	204,619	145,175
Non-current financial assets
Restricted cash	746	1,011
Value added taxes recoverable (note 9)		826
Long term inventory (note 8)	6,924	5,627
Derivative assets (note 13)	869
Property, plant and equipment (note 11)	202,585	211,719
Exploration and evaluation properties (note 10)	181,993	170,000
Other non-current assets	613	1,420
TOTAL ASSETS	598,349	535,778
Current liabilities
Trade payables and accrued liabilities (note 14)	22,594	20,656
Income taxes payable	28,971	8,002
Total current liabilities	51,565	28,658
Non-Current
Lease obligations (note 16)	1,346	1,993
Long term debt (note 15)		88,350
Derivative liabilities (note 13)	249
Deferred revenue	8,665	8,176
Site closure provisions (note 17)	9,761	7,424
Other long term liabilities	1,746	443
Deferred tax liabilities	17,572	193
TOTAL LIABILITIES	90,904	135,237
SHAREHOLDERS' EQUITY
Share capital (note 18)	494,833	474,361
Reserves	25,182	24,387
Accumulated other comprehensive loss	(3,783)	(439)
Accumulated deficit	(8,787)	(97,768)
TOTAL SHAREHOLDERS' EQUITY	507,445	400,541
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 598,349	$ 535,778